Investments - Narrative (Details) - EBP 003 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Interest in master trust, percentage	14.00%
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investment income allocated to the Plan, excluding administrative expenses	$ 244.9